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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment |_|             Amendment No.: _______
     This Amendment (Check only one):   |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Sectoral Asset Management Inc.
Address:   1000 Sherbrooke West, Suite 2120
           Montreal, QC H3A 3G4 Canada

Form 13F File Number: 28-10673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
Title:   Chief Executive Officer
Phone:   514-849-8777

Signature, place and date of signing:


/s/ Jerome Pfund,
------------------------------------
Chief Executive Officer,
Montreal, Quebec, Canada,
May 10, 2007

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:   $2,232,776 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                      -2-

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                            SECTORAL ASSET MANAGEMENT

                         Sectoral Asset Management Inc.
                           Form 13F Information Table
                       For the Period Ended March 31, 2007

       ITEM 1          ITEM 2    ITEM 3   ITEM 4           ITEM 5          ITEM 6    ITEM 7           ITEM 8

                                           FAIR
                       TITLE              MARKET                         INVESTMENT
                         OF                VALUE   SH/PRN          PUT/  DISCRETION   OTHER      VOTING AUTHORITY
       ISSUER          CLASS     CUSIP    (000s)   AMOUNT  SH/PRN  CALL     TYPE      MGRS     SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------
ACHILLION PHARMA      COMMON   00448Q201    4684   806174    SH             SOLE              120558   562816  122800
ALEXION PHARM INC     COMMON   015351109  118695  2745031    SH             SOLE              304631  2050000  390400
ALEXION PHARMACEUTIC  COMMON   0153519DH     222    56900    SH    CALL     SOLE               51200        0    5700
ALKERMES INC          COMMON   01642T108   12314   797540    SH             SOLE              236840   382700  178000
ALLERGAN INC          COMMON   018490102   17149   154750    SH             SOLE               23370   128000    3380
ALNYLAM PHARMACUETCL  COMMON   02043Q107   15189   843824    SH             SOLE               86155   690172   67497
AMGEN INC             COMMON   031162100  120566  2157579    SH             SOLE              162216  1736863  258500
AMYLIN PHARM INC      COMMON   032346108  109150  2921581    SH             SOLE              168231  2457296  296054
ASTRALIS LTD          COMMON   PLX046990       0   600000    SH             SOLE              600000        0       0
BARR PHARMACEUTICALS  COMMON   068306109   14060   303336    SH             SOLE               91336   191000   21000
BIOGEN IDEC INC       COMMON   09062X103   74399  1676404    SH             SOLE               67704  1440000  168700
BOSTON SCIENTIFIC     COMMON   101137107    3911   268990    SH             SOLE              150990        0  118000
BRISTOL MYERS SQUIBB  COMMON   110122108    7967   287007    SH             SOLE              171007        0  116000
CARDIOME PHARMA CORP  COMMON   14159U202   34435  3392630    SH             SOLE              238022  2888618  265990
CELGENE CORP          COMMON   151020104  151417  2886331    SH             SOLE              159666  2456865  269800
CEPHALON INC          COMMON   156708109    7406   104000    SH             SOLE                   0   104000       0
CONJUCHEM BIOTECH     COMMON   207347105    1129  2036000    SH             SOLE             2036000        0       0
CRITICAL THERAPEUTIC  COMMON   22674T105    4934  2263399    SH             SOLE              763399   900000  600000
CUBIST PHARMACEUT     COMMON   229678107   31502  1427354    SH             SOLE                   0  1317354  110000
CV THERAPEUTICS INC   COMMON   1266679DR     110   274000    SH    CALL     SOLE              246000        0   28000
CV THERAPEUTICS INC   COMMON   126667104   31934  4057723    SH             SOLE              300094  3250429  507200
DYAX CORP             COMMON   26746E103     809   196428    SH             SOLE              196428        0       0
DYNAVAX TECHNOLOGIS   COMMON   268158102   26558  4881992    SH             SOLE             1253065  2688927  940000
ELI LILLY & CO        COMMON   532457108   30698   571554    SH             SOLE              328654        0  242900
ENDO PHARM HLDGS INC  COMMON   29264F205   12232   416060    SH             SOLE                 500   415560       0
FOREST LABS INC       COMMON   345838106    8848   172000    SH             SOLE                   0   172000       0
GENZYME CORP          COMMON   372917104  155404  2589202    SH             SOLE              221107  2089695  278400
GILEAD SCIENCES INC   COMMON   375558103  183814  2398091    SH             SOLE              224941  1897100  276050
GLAXOSMITHKLINE PLC   SP ADR   37733W105   17413   315103    SH             SOLE              315103        0       0
HANA BIOSCIENCE       COMMON   40963P105    3978  2082636    SH             SOLE              667236   800000  615400
HUMAN GENOME SCI      COMMON   444903108   55561  5231762    SH             SOLE              245493  4596559  389710
ILLUMINA INC          COMMON   452327109   55398  1890733    SH             SOLE               54164  1691427  145142
IMCLONE SYSTEMS INC   COMMON   45245W109   87276  2140682    SH             SOLE              104661  1870000  166021
INTERMUNE INC         COMMON   45884X103   72154  2925952    SH             SOLE                   0  2717452  208500
INTUITIVE SURGIC INC  COMMON   46120E602   10488    86275    SH             SOLE               50275        0   36000

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INVITROGEN CORP       COMMON   46185R100   69663  1094466    SH             SOLE                   0  1011466   83000
K V PHARMACEUTICAL    CLASS A  482740206    2995   121100    SH             SOLE                   0   121100       0
KERYX BIOPHARMACEUT   COMMON   492515101   20231  1923112    SH             SOLE                   0  1777312  145800
LABOPHARM INC         COMMON   504905100   11195  1964030    SH             SOLE              676630   785400  502000
MEDAREX INC           COMMON   583916101   34565  2671210    SH             SOLE                   0  2476210  195000
MEDICINES CO          COMMON   584688105   57273  2283600    SH             SOLE                   0  2118200  165400
MEDIMMUNE INC         COMMON   584699102   97266  2672890    SH             SOLE              246760  2101000  325130
MEDTRONIC INC         COMMON   585055106   11506   234533    SH             SOLE              137533        0   97000
MILLENNIUM PHARMA     COMMON   599902103   31676  2788379    SH             SOLE                   0  2576079  212300
MOMENTA PHARMACEUTIC  COMMON   60877T100   26081  2012442    SH             SOLE              897729   608757  505956
MYRIAD GENETICS INC   COMMON   62855J104   31707   920100    SH             SOLE               49500   800000   70600
NOVARTIS AG           ADR      66987V109   16714   305948    SH             SOLE              305948        0       0
NOVEN PHARMACEUTICAL  COMMON   670009109    1833    79000    SH             SOLE                   0    79000       0
NOVO-NORDISK AS       ADR      670100205    4827    53320    SH             SOLE               53320        0       0
ONYX PHARMACEUTICALS  COMMON   683399109   82514  3321812    SH             SOLE                   0  3067812  254000
OSI PHARMACEUTICALS   COMMON   671040103   19259   583599    SH             SOLE                 500   536799   46300
PFIZER INC            COMMON   7170819FF       0     2500    SH    CALL     SOLE                2500        0       0
PFIZER INC            COMMON   717081103   28735  1137564    SH             SOLE              650864        0  486700
PHARMION CORP         COMMON   71715B409   36422  1385405    SH             SOLE                   0  1281105  104300
PROGENICS PHARMACEUT  COMMON   743187106   62540  2641034    SH             SOLE              345213  1976021  319800
SAVIENT PHARMA        COMMON   80517Q100   10058   836803    SH             SOLE              405503   230000  201300
SCHERING PLOUGH CORP  COMMON   806605101   16223   635959    SH             SOLE              355959        0  280000
SHIRE PLC             ADR      82481R106   11761   190000    SH             SOLE                   0   190000       0
TANOX INC             COMMON   87588Q109    1501    80000    SH             SOLE                   0        0   80000
TEVA PHARMACEUTICAL   ADR      881624209   29679   792920    SH             SOLE              251920   488000   53000
THORATEC LABS CORP    COMMON   885175307    7027   336240    SH             SOLE              187240        0  149000
WATSON PHARMACEUTCLS  COMMON   942683103    2960   112000    SH             SOLE                   0   112000       0
ZYMOGENETICS INC      COMMON   98985T109   24761  1591300    SH             SOLE                   0  1481300  110000